Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000096106 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Plus Shares
Accumulated Value	$ 100,000,000		$ 110,481,148.3	$ 133,727,982.5	$ 116,906,489.1	$ 133,185,910	$ 143,550,729.3	$ 168,657,955.9	$ 121,945,516.2	$ 135,305,052	$ 169,751,466.2	$ 207,007,080.4
C000015901 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	5,000,000		5,521,164	6,684,016	5,841,666	6,652,617	7,168,723	8,419,687	6,087,147	6,754,326	8,471,682	10,326,114
C000035633 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Admiral Shares
Accumulated Value	10,000		11,041.0018036862	13,359.2271016172	11,670.9172700849	13,284.9209532069	14,310.8439668843	16,806.4371811264	12,141.7266022305	13,467.7131931904	16,882.063345458	20,578.9072024282
C000015902 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE Emerging Markets ETF Shares Net Asset Value
Accumulated Value	10,000		11,047	13,365	11,675	13,304	14,337	16,848	12,184	13,518	16,961	20,684
C000015900 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Shares
Accumulated Value	10,000		11,021	13,309	11,614	13,201	14,198	16,644	12,012	13,300	16,649	20,259
FTSE Global All Cap ex US C000035633 Index [Member]
Account Value [Line Items]
Accumulated Value			10,092.4700247766	12,465.8846148633	11,432.4086068845	12,711.0374501804	12,443.9309997113	16,296.1994327945	12,279.4224495802	13,744.1106405202	17,104.3138550817	21,307.2807462142
FTSE Global All Cap ex US C000096106 Index [Member]
Account Value [Line Items]
Accumulated Value	100,000,000		100,924,700.2	124,658,846.1	114,324,086.1	127,110,374.5	124,439,310	162,961,994.3	122,794,224.5	137,441,106.4	171,043,138.6	213,072,807
FTSE Global All Cap ex US C000015901 Index [Member]
Account Value [Line Items]
Accumulated Value	5,000,000		5,046,235	6,232,942	5,716,204	6,355,519	6,221,965	8,148,100	6,139,711	6,872,055	8,552,157	10,653,640
FTSE Global All Cap ex US Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE Global All Cap ex US Index
Accumulated Value	10,000		10,092	12,466	11,432	12,711	12,444	16,296	12,279	13,744	17,104	21,307
Spliced Emerging Markets C000035633 Index [Member]
Account Value [Line Items]
Accumulated Value			11,009.6985389289	13,289.9689649507	11,607.3502025879	13,260.7425498728	14,258.2690286446	16,893.4667344701	12,184.6150641466	13,535.2290032478	17,200.0964986605	20,893.890667776
Spliced Emerging Markets C000096106 Index [Member]
Account Value [Line Items]
Accumulated Value	100,000,000		110,096,985.4	132,899,689.6	116,073,502	132,607,425.5	142,582,690.3	168,934,667.3	121,846,150.6	135,352,290	172,000,965	208,938,906.7
Spliced Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Spliced Emerging Markets Index
Accumulated Value	10,000		11,010	13,290	11,607	13,261	14,258	16,893	12,185	13,535	17,200	20,894
Spliced Emerging Markets C000015901 Index [Member]
Account Value [Line Items]
Accumulated Value	$ 5,000,000		$ 5,504,849	$ 6,644,984	$ 5,803,675	$ 6,630,371	$ 7,129,135	$ 8,446,733	$ 6,092,308	$ 6,767,615	$ 8,600,048	$ 10,446,945